Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Investments
10.	Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $775.7 million at December 31, 2011 ($797.6 million at December 31, 2010) and is recorded in other assets in the consolidated balance sheets.

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l., an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor's investment in Duferdofin Nucor at December 31, 2011 was $493.9 million ($531.9 million at December 31, 2010). Nucor's 50% share of the total net assets of Duferdofin Nucor was $62.4 million at December 31, 2011, resulting in a basis difference of $431.5 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($312.5 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense and other purchase accounting adjustments associated with the fair value step-up were $11.5 million in 2011 ($11.5 million in 2010 and $15.4 million in 2009).

As of December 31, 2011, Nucor had outstanding notes receivable of €30 million ($38.8 million) from Duferdofin Nucor (€20 million as of December 31, 2010). The notes receivable bear interest at 3.08% to 3.12% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2016. Accordingly, the notes receivable were classified in other assets in the consolidated balance sheets as of December 31, 2011.

Nucor has issued a guarantee for its ownership percentage (50%) of up to €112.5 million of Duferdofin Nucor's credit facilities. As of December 31, 2011, Duferdofin Nucor had €105.1 million outstanding under these credit facilities. The portion of the amount outstanding that was guaranteed by Nucor was €52.6 million ($68.0 million). Nucor has not recorded any liability associated with the guarantee.

In April 2010, Nucor acquired a 50% economic and voting interest in NuMit LLC. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the U.S., Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method as control and risk of loss are shared equally between the members. The acquisition did not result in a significant amount of goodwill or intangible assets.

Nucor's investment in NuMit at December 31, 2011 was $259.3 million ($229.1 million as of December 31, 2010), comprised of the purchase price of approximately $221.3 million plus subsequent additional capital contributions and equity method earnings since acquisition. Nucor also has recorded a $40.0 million note receivable from Steel Technologies LLC that bears interest at 1.27% and resets quarterly to the three-month London Interbank Offered Rate (LIBOR) plus 90 basis points. The principal amount is due on October 21, 2014. In addition, Nucor has extended a $120.0 million line of credit (of which $55.0 million was outstanding at December 31, 2011) to Steel Technologies. As of December 31, 2011, the amounts outstanding on the line of credit bear interest at 1.96% and mature on April 1, 2012. The note receivable was classified in other assets and the amount outstanding on the line of credit was classified in other current assets in the consolidated balance sheets.

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below its carrying amount may have occurred. In the fourth quarter of 2011, the Company concluded it had a triggering event requiring assessment for impairment of its equity investment in Duferdofin Nucor due to the continued declines in the global demand for steel. Diminished demand began to significantly impact the financial results of Duferdofin Nucor in 2009 and continued to impact the results of Nucor's equity investment through 2011. After completing its assessment, the Company determined that the estimated fair value approximated its carrying amount and that there was no impairment of the Company's investment in Duferdofin Nucor. Nucor determines the estimated fair value of its investment in Duferdofin Nucor using a discounted cash flow model, based on a weighted-average of multiple discounted cash flow scenarios. The assumptions that most significantly affect the fair value determination include projected revenues and the discount rate. The Company will continue to monitor trends in the global demand for steel, specifically within the European market in which Duferdofin Nucor operates, as well as other general economic and currency matters. It is reasonably possible that based on actual performance in the near term the estimates used in our valuation as of December 31, 2011 could change and result in an impairment of our investment.

In the third quarter of 2011, the Company concluded that an equity investment in a dust recycling project had been impaired, resulting in an impairment charge of $13.9 million. This charge is included in marketing, administrative and other expenses in the consolidated statements of earnings.

In December 2010, Nucor and its joint venture partners agreed to permanently close the HIsmelt plant in Kwinana, Western Australia. Nucor has a 25% interest in the joint venture that will be terminated. Nucor recorded a pre-tax charge of $10.0 million in the fourth quarter of 2010 (none in 2011 and 2009) in marketing, administrative and other expenses for its portion of the estimated closure costs.